PROPERTY, PLANT, AND EQUIPMENT, NET - Schedule of Property, Plant, and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,112,986	$ 2,001,753
Less accumulated depreciation	259,315	188,970
Property, plant and equipment, net	1,853,671	1,812,783
Gathering and processing systems and related equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,026,363	1,883,139
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	39,954	75,132
Land and line fill
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	11,442	11,055
Other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 35,227	$ 32,427